Segment Reporting - Schedule of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Current assets	$ 11,614,520	$ 19,492,864
Non-current assets	18,073,194	2,425,537
Total assets	29,687,714	21,918,401
Current liabilities	8,780,742	6,763,706
Non-current liabilities	4,463
Total liabilities	8,785,205	6,763,706
Technology [Member]
Disclosure of operating segments [line items]
Current assets	1,241,312	69,156
Non-current assets	8,116,020	2,425,537
Total assets	9,357,332	2,494,693
Current liabilities	3,424,897	2,516,796
Non-current liabilities
Total liabilities	3,424,897	2,516,796
Tourism products [Member]
Disclosure of operating segments [line items]
Current assets	234,983
Non-current assets
Total assets	234,983
Current liabilities	489,910
Non-current liabilities
Total liabilities	489,910
Cross-board merchandise [Member]
Disclosure of operating segments [line items]
Current assets	9,859,897	11,751,893
Non-current assets	9,945,306
Total assets	19,805,203	11,751,893
Current liabilities	3,227,949	1,590,045
Non-current liabilities
Total liabilities	3,227,949	1,590,045
Unallocated [Member]
Disclosure of operating segments [line items]
Current assets	278,328	7,671,816
Non-current assets	11,868
Total assets	290,196	7,671,816
Current liabilities	1,637,986	2,656,865
Non-current liabilities	4,463
Total liabilities	$ 1,642,449	$ 2,656,865